Hotchkis & Wiley Global Value Fund
Hotchkis & Wiley Global Value Fund
Investment Objective.
The Fund seeks capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in certain Hotchkis & Wiley Funds. More information about these and other discounts is available from your financial professional and in the sections titled “About Class I, Class A, Class C and Class R Shares” beginning on page 35 of this Prospectus and “Purchase of Shares” beginning on page 39 in the Funds’ Statement of Additional Information.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Hotchkis & Wiley Global Value Fund	Class I	Class A		Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	[1]	1.00%
[1]	You may be charged a deferred sales charge of up to 0.75% if you invest $1 million or more in Class A shares and you redeem your shares within one year after purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Hotchkis & Wiley Global Value Fund		Class I	Class A	Class C
Management Fees		0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		none	0.25%	1.00%
Other Expenses		10.95%	10.95%	10.95%
Total Annual Fund Operating Expenses		11.75%	12.00%	12.75%
Fee Waiver and/or Expense Reimbursement		(10.65%)	(10.65%)	(10.65%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.10%	1.35%	2.10%
[1]	Hotchkis & Wiley Capital Management, LLC (the "Advisor") has contractually agreed to waive management fees and/or reimburse expenses through October 31, 2014 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not exceed certain limits: Class I - 1.10%, Class A - 1.35%, and Class C - 2.10%. Thereafter, the Advisor may change or eliminate the expense limits only upon 30 days' prior notice to the Fund's shareholders.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except for the fee waiver/expense reimbursement in effect for the first year.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Hotchkis & Wiley Global Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	112	2,392	4,374	8,271
Class A	655	2,850	4,749	8,447
Class C	313	2,638	4,701	8,542

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Hotchkis & Wiley Global Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	112	2,392	4,374	8,271
Class A	655	2,850	4,749	8,447
Class C	213	2,638	4,701	8,542

Portfolio Turnover.
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the fiscal period from December 31, 2012 (commencement of operations) to June 30, 2013, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal Investment Strategy.
The Fund seeks to achieve its objective by investing primarily in U.S. and non-U.S. companies, which may include companies located or operating in established or emerging markets.  Under normal circumstances, the Fund will invest at least 40% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies located outside of the U.S.  The Advisor determines where a company is located, and thus whether a company is located outside the U.S. or in an emerging market, by referring to:  its primary stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.  The Fund will allocate its assets among various regions and countries (but in no less than three different countries).  From time to time, a substantial portion of the Fund’s assets may be invested in companies located in a single country.  The Fund invests in companies of any size market capitalization.

In addition to purchasing equity securities on exchanges where the companies are located, the Fund may purchase equity securities on exchanges other than where their companies are domiciled (often traded as dual listed securities) or in the form of Depositary Receipts, which include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) or similar securities. The Fund may also invest in other investment companies, including exchange-traded funds (“ETFs”).  Investments in ETFs based on foreign market indices are considered investments outside the U.S. for purposes of the 40% requirement noted above.

The Fund will invest primarily in companies located in developed countries, but may invest up to 20% of its assets in emerging markets.  The Fund seeks to invest in stocks whose future prospects are misunderstood or not fully recognized by the market.  The Fund employs a fundamental value investing approach which seeks to exploit market inefficiencies created by irrational investor behavior. To identify these investment opportunities, the Fund employs a disciplined, bottom-up investment process highlighted by rigorous, internally-generated fundamental research.  With the exception of diversification guidelines, the Fund does not employ predetermined rules for sales; rather, the Fund evaluates each sell candidate based on the candidate’s specific risk and return characteristics which include: 1) relative valuation; 2) fundamental operating trends; 3) deterioration of fundamentals; and 4) diversification guidelines.

The Fund may enter into currency contracts (such as spot, forward and futures) to hedge foreign currency exposure.

Principal Investment Risks.
As with any mutual fund, the value of the Fund’s investments, and therefore the value of its shares, may go down and you could lose all or a portion of your investment in the Fund. Many factors can affect those values.  The factors that are most likely to have a material effect on the Fund’s portfolio as a whole are called “principal risks.”  The principal risks of investing in the Fund are described in this section.

Market Risk.  Market risk is the risk that the market price of securities owned by the Fund may go down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Equity Securities Risk.  Equity securities, both common and preferred stocks, have greater price volatility than fixed income securities.  The market price of equity securities owned by the Fund may go down, sometimes rapidly or unpredictably.  Equity securities may decline in value due to factors affecting equity securities markets generally or particular industries represented by those markets.

Capitalization Risk.  Large cap companies as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small or mid cap companies. Investments in small and mid cap companies may involve more risk than investing in larger more established companies.  Small and mid cap companies may have limited product lines or markets.  They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. Should a product fail, or if management changes, or if there are other adverse developments, the Fund’s investment in a small or mid cap company may lose substantial value.

Management Risk.  The Fund is subject to management risk because it is an actively managed investment portfolio. The Advisor invests in securities that may not necessarily be included in the Fund’s benchmark.  To the extent that the Advisor invests the Fund’s assets in securities that are not in the Fund’s benchmark index, there is a greater risk that the Fund’s performance will deviate from that of the benchmark.  The Advisor does not seek to replicate the performance of any index.

Style Risk.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

Security Selection Risk.  The Advisor may misjudge the risk and/or return potential of a security.  This misjudgment can result in a loss or a significant deviation relative to its benchmark.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.

Foreign (Non-U.S.) Investment Risk.  The Fund invests in foreign (non-U.S.) securities and may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers and may suffer from increased foreign government action, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. To the extent that the Fund invests a significant portion of its assets in a specific geographic region, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

Emerging Market Risk. Foreign (non-U.S.) investment risk may be particularly high to the extent that the Fund invests in emerging market securities.  These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

Currency Risk.  If the Fund invests directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies, or in derivatives that provide exposure to foreign (non-U.S.) currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

ADR and GDR Risk.  ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve currency risk since, unlike ADRs, they may not be U.S. dollar-denominated.

Performance
Performance information for the Fund is not included because the Fund has not been in operation for a full calendar year.  Updated performance is available on the Fund’s website at http://www.hwcm.com/literature (click on “Latest Performance”) or by calling the Fund toll-free at 1-866-HW-FUNDS (1-866-493-8637).